Financial Instruments (Details 1) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Foreign currency contracts [Member] USD ($)	Dec. 31, 2010 Foreign currency contracts [Member] USD ($)	Dec. 31, 2011 Natural gas contracts [Member] USD ($)	Dec. 31, 2010 Natural gas contracts [Member] USD ($)	Dec. 31, 2011 Prepaid Expenses [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2010 Prepaid Expenses [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2011 Other Assets [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2010 Other Assets [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2011 Other Accrued Liabilities [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2010 Other Accrued Liabilities [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2011 Other Accrued Liabilities [Member] Natural gas contracts [Member] USD ($)	Dec. 31, 2010 Other Accrued Liabilities [Member] Natural gas contracts [Member] USD ($)	Dec. 31, 2011 Other Long Term Liabilities [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2010 Other Long Term Liabilities [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2011 Other Long Term Liabilities [Member] Natural gas contracts [Member] USD ($)	Dec. 31, 2010 Other Long Term Liabilities [Member] Natural gas contracts [Member] USD ($)	Dec. 31, 2011 Cash and cash equivalents [Member] USD ($)	Dec. 31, 2010 Cash and cash equivalents [Member] USD ($)	Dec. 31, 2011 Investment in ABCP [Member] USD ($)	Dec. 31, 2011 Investment in ABCP [Member] CAD	Dec. 31, 2010 Investment in ABCP [Member] USD ($)	Dec. 31, 2010 Investment in ABCP [Member] CAD
Held-for-trading
Trading Securities	$ 1,407	$ 1,965																	$ 1,325	$ 1,881	$ 82	84	$ 84	84
Held-to-maturity investments
Severance investments	5	5
Available-for-sale investments
Equity Method Investments	12	19
Loans and receivables
Accounts receivable	4,398	3,543
Long-term receivables included in other assets	176	129
Total	4,574	3,672
Other financial liabilities
Bank indebtedness	162	20
Long-term debt (including portion due within one year)	71	66
Accounts payable	3,961	3,496
Total	4,194	3,582
Derivatives Fair Value [Line Items]
Derivatives designated as effective hedges, measured at fair value, Assets							21	58	15	40
Derivatives designated as effective hedges, measured at fair value, Liabilities					(9)	(11)					(31)	(17)	(6)	(6)	(38)	(13)	(3)	(5)
Derivatives designated as effective hedges, measured at fair value, Total	$ (42)	$ 57	$ (33)	$ 68